SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 120,138
2028	278
2029	173
2030	173
2031 and after	275
Intangible assets, net	$ 121,037	$ 308,553